Fair Values of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of an impaired loan	$ 5,192,258	$ 2,956,731
Impaired loans, allowance for loan losses	1,093,227	1,166,594
Other real estate owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	$ 309,797	$ 265,876